UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09174

Aegis Value Fund, Inc.
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corp
6862 Elm Street, Suite 830, McLean, VA 22101
(Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
May 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 91.5%
Consumer Discretionary - 14.3%
Auto Components - 1.0%
Superior Industries International, Inc.	131,593	$2,396,308

Distributors - 1.4%
Core-Mark Holding Co., Inc.	57,971	3,431,303

Hotels, Restaurants & Leisure - 4.1%
Bowl America, Inc. Class A	9,481	125,149
Century Casinos, Inc. (1)	836,469	2,843,995
Frisch's Restaurants, Inc.	18,486	309,271
Luby's, Inc. (1)	230,603	1,955,513
Ruby Tuesday, Inc. (1)	524,031	4,847,287
		10,081,215
Household Durables - 3.2%
American Greetings Corp. - Class A	136,963	2,520,119
Bassett Furniture Industries, Inc.	302,125	4,157,240
Retail Holdings N.V. (2)	57,305	1,124,611
		7,801,970
Media - 0.1%
Ballantyne Strong Inc. (1)	60,293	242,378

Multiline Retail - 0.9%
ALCO Stores Inc. (1)(4)	231,978	2,252,506

Specialty Retail - 0.7%
Citi Trends Inc. (1)	133,307	1,764,985

Textiles, Apparel & Luxury Goods - 2.9%
Delta Apparel, Inc. (1)	403,897	5,929,208
Tandy Brands Accessories, Inc (1)	348,892	209,335
Unifi, Inc. (1)	51,248	962,438
		7,100,981
Total Consumer Discretionary		35,071,646

Consumer Staples - 5.1%
Food & Staples Retailing - 0.6%
Nash Finch Co.	72,637	1,578,402

Food Products - 0.4%
Thorntons PLC (2)(3)	710,000	1,011,081

Tobacco - 4.1%
Alliance One International, Inc. (1)	2,780,608	10,121,413
Total Consumer Staples		12,710,896

Energy - 17.6%
Energy, Equipment & Services - 5.5%
Cal Dive International, Inc (1)	2,817,502	5,832,229
Leader Energy Services Ltd. (1)	353,933	51,208
Mitcham Industries, Inc. (1)	49,697	775,770
Patterson-UTI Energy, Inc.	335,150	7,041,502
		13,700,709

Oil, Gas & Consumable Fuels - 12.1%
Endeavour International Corp. (1)	125,458	408,993
EPL Oil & Gas, Inc. (1)	183,078	5,574,725
Magnum Hunter Resources, Corp. (1)	1,416,678	4,859,206
Questerre Energy Corp. (1)	1,593,800	1,245,216
Stone Energy Corporation (1)	197,350	4,442,349
WPX Energy Inc. (1)	610,646	11,761,042
ZaZa Energy Corp. (1)	1,189,943	1,665,920
		29,957,451
Total Energy		43,658,160

Financials - 13.5%
Capital Markets - 1.1%
BKF Capital Group, Inc. (1)	63,176	65,387
SWS Group, Inc. (1)	443,113	2,654,247
		2,719,634
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	17,071

Diversified Financial Services - 1.3%
California First National Bancorp.	201,908	3,325,425

Insurance - 8.0%
American Safety Insurance Holdings Ltd. (1)(2)	375,201	8,989,816
Aspen Insurance Holdings Ltd.(2)	188,300	6,918,142
White Mountains Insurance Group Ltd. (2)	6,696	3,958,474
		19,866,432
Real Estate Investment Trusts (REITs) - 3.0%
BRT Realty Trust (1)	472,798	3,612,177
CommonWealth REIT	178,655	3,651,708
Vestin Realty Mortgage I, Inc. (1)	26,809	57,639
		7,321,524
Real Estate Management & Development - 0.0%
Plazacorp Retail Properties Ltd. (1)	6,261	27,115

Thrifts & Mortgage Finance - 0.1%
First Federal of Northern Michigan Bancorp, Inc. (1)	35,640	155,747
Total Financials		33,432,948

Industrials - 12.9%
Aerospace & Defense - 0.8%
The Allied Defense Group, Inc. (1)	1,599	5,037
Sypris Solutions, Inc.	596,304	1,967,803
		1,972,840
Airlines - 2.1%
Dart Group PLC (2)	1,681,578	5,058,914

Commercial Services & Supplies - 0.3%
Versar, Inc. (1)	167,053	703,293

Construction & Engineering - 0.3%
Integrated Electrical Services, Inc. (1)	112,101	626,645

Machinery - 5.5%
Hardinge, Inc.	262,597	3,348,112
Tecumseh Products Co. Class A (1)(4)	717,072	6,582,721
Tecumseh Products Co. Class B (1)(4)	413,269	3,678,094
		13,608,927
Marine - 0.5%
Baltic Trading Ltd. (2)	100,691	367,522
Globus Maritime Ltd. (1)(2)	179,992	421,181
Ultrapetrol (Bahamas) Ltd. (1)(2)	122,617	358,042
		1,146,745
Trading Companies & Distributors - 3.4%
Aircastle Ltd.(2)	521,728	8,253,737
Huttig Building Products, Inc. (1)	90,033	202,574
		8,456,311
Total Industrials		31,573,675

Information Technology - 12.7%
Communication Equipment - 2.4%
Tellabs, Inc.	2,914,393	6,032,794

Electronic Equipment, Instruments & Components - 4.7%
Frequency Electronics, Inc.	174,383	1,782,194
Ingram Micro, Inc. Class A (1)	245,900	4,699,149
Sanmina Corp. (1)	371,490	5,044,834
		11,526,177
IT Services - 1.0%
StarTek, Inc. (1)	490,516	2,364,287

Semiconductor & Semiconductor Equipment - 4.6%
Photronics, Inc. (1)	997,771	7,612,993
Rubicon Technology, Inc. (1)	430,782	3,648,723
		11,261,716
Total Information Technology		31,184,974

Materials - 14.8%
Chemicals - 4.4%
American Pacific Corp. (1)(4)	386,621	10,748,064

Metals & Mining - 8.7%
Amerigo Resources Ltd. (2)	3,919,700	1,940,251
AuRico Gold Inc. (2)	337,210	1,719,771
Coeur d'Alene Mines Corp. (1)	652,800	9,263,232
Dalradian Resources Inc (1)(2)	2,033,720	1,353,525
Horsehead Holding Corp. (1)	78,466	903,144
International Tower Hill Mines Ltd. (1)(2)	282,749	257,302
McEwen Mining, Inc. (1)	485,544	1,238,137
Mercator Minerals Ltd (1)(2)	9,500	2,166
Nevsun Resources Ltd. (2)	599,400	2,181,816
Olympic Steel Inc	103,685	2,626,341
		21,485,685
Paper & Forest Products - 1.7%
Mercer International, Inc. (1)	2,500	17,200
Resolute Forest Products (1)	271,824	4,137,161
		4,154,361
Total Materials		36,388,110

Utilities - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Maxim Power Corp. (1)	493,200	1,427,152

Total Common Stocks (Cost $190,953,396)		225,447,561

Preferred Stocks - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. (3)	10,600	4,240

Total Preferred Stocks (Cost $1,094,550)		4,240

Warrants - 1.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources, Corp., Exercise Price: $10.50, 08/29/2013 (1)	11,515	1,151
Total Energy (Cost $0)		1,151

Financials - 1.0%
Insurance - 1.0%
American International Group, Inc., Exercise Price: $45.00, 01/19/2021 (1)	135,279	2,489,134

Total Financials (Cost $839,944)		2,489,134

Total Warrents (Cost $839,944)		2,490,285

		227,942,086
Total Investments - 92.5% (Cost $192,887,890)		18,505,196
Other Assets in Excess of Liabiliies - 7.5%		$246,447,282
Net Assets - 100.0%

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)
144A − Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4)	Affliated Company - The fund is owner of more than 5% of the outstanding voting securities. See notes to the Financial Statements for additional information on Investments in Affliated Companies

At May 31, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:
		$192,887,890
	Cost of investments	53,148,979
	Gross unrealized appreciation	(18,094,783)
	Gross unrealized depreciation	$35,054,196
	Net unrealized depreciation on investments

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Portfolio Characteristics
May 31, 2013
(Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		91.5%
Aerospace & Defense	0.8%
Airlines	2.1%
Auto Components	1.0%
Capital Markets	1.1%
Chemicals	4.4%
Commercial Banks	0.0%
Commercial Services & Supplies	0.3%
Communication Equipment	2.4%
Construction & Engineering	0.3%
Distributors	1.4%
Diversified Financial Services	1.3%
Electronic Equipment, Instruments & Components	4.7%
Energy Equipment & Services	5.5%
Food & Staples Retailing	0.6%
Food Products	0.4%
Hotels, Restaurants & Leisure	4.1%
Household Durables	3.2%
Independent Power Producers & Energy Traders	0.6%
Insurance	8.0%
IT Services	1.0%
Machinery	5.5%
Marine	0.5%
Media	0.1%
Metals & Mining	8.7%
Multiline Retail	0.9%
Oil, Gas & Consumable Fuels	12.1%
Paper & Forest Products	1.7%
Real Estate Investment Trusts (REIT)	3.0%
Real Estate Management & Development	0.0%
Semiconductor & Semiconductor Equipment	4.6%
Specialty Retail	0.7%
Textiles, Apparel & Luxury Goods	2.9%
Thrifts & Mortgage Finance	0.1%
Tobacco	4.1%
Trading Companies & Distributors	3.4%
Preferred Stock		0.0%
Oil, Gas & Consumable Fuels	0.0%
Warrants*		1.0%
Oil, Gas & Consumable Fuels	0.0%
Insurance	1.0%
Liabilities Less Other Assets		7.5%
Total Net Assets		100.0%

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at year-end are noted in the Fund’s schedule of portfolio investments. Transactions during the semi-annual period ended May 31, 2013 with the companies which are or were affiliates are as follows:

	Value Beginning of Period	Purchases	Sale Proceeds	Realized Gain/Loss	Dividends Credited to Income	Value End of Period
ALCO Stores Inc	$1,649,363	-	$-	$-	$-	$2,252,506
American Pacific Corp.	6,447,191	-	3,896,186	2,627,751	-	10,748,064
Tecumseh Products Co Class A**	2,718,224	105,347	-	-	-	6,582,721
Tecumseh Products Co Class B	2,238,063	1,793,224	-	-	-	3,678,094
	$13,052,841	$1,898,571	$3,896,186	$2,627,751	$-	$23,261,385

** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2012 or May 31, 2013. Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affliated company of Aegis Value Fund.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the ‘‘Advisor’’) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (‘‘NAV’’) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at May 31, 2013

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, Preferred stocks, and Warrants. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Certain securities, such as Warrants, whose absence of an active market and whose value is determined by terms of issuance or a relationship to other securities or indexes is consistent with a modeled approach to observable inputs. Such valuation is generally characterized as a Level 2 of the fair value hierarchy.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended May 31, 2013, there were no significant transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers between levels of the hierarchy on the date of transfer. The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	33,947,035	1,124,611	-	35,071,646
Consumer Staples	11,699,815	1,011,081	-	12,710,896
Energy	43,658,160	-	-	43,658,160
Financials	33,194,743	238,205	-	33,432,948
Industrials	31,568,638	-	5,037	31,573,675
Information Technology	31,184,974	-	-	31,184,974
Materials	36,388,110	-	-	36,388,110
Utilities	1,427,152	-	-	1,427,152
Preferred Stock
Energy	-	4,240	-	4,240
Warrants
Energy	1,151	-	-	1,151
Financials	2,489,134	-	-	2,489,134
Total	225,558,912	2,378,137	5,037	227,942,086

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 5/31/2013
Beginning Balance as of 9/1/12	$5,037
Unrealized gain included in earnings	-
Unrealized losses included in earnings	-
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchase	-
Sales	-
Transfer into Level 3 during the year	-
Transfer out of Level 3 during the year	-
Ending Balance as of 5/31/13	$5,037

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

During the nine months ended May 31, 2013, there was a transfer of $1,011,081 into Level 2 from Level 1 and there was a transfer of $221,134 into Level 1 from Level 2.  During the nine months ended May 31, 2013, there were no transfers into or out of Level 3.  The transfers from Level 2 to Level 1 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.  The transfers from Level 1 to Level 2 were due to the opposite occurring.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period endedm May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aegis Value Fund, Inc.

By           /s/ Scott L. Barbee
Scott L. Barbee, President

Date        7/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Scott L. Barbee
Scott L. Barbee, President

Date        7/12/2013

By           /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date        7/12/2013